Significant Accounting Policies	3 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Significant Accounting Policies

Note 3: Significant Accounting Policies

Basis of Presentation

The accompanying condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 10 of the U.S. Securities and Exchange Commission (“SEC”) Regulation S-X. The condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements included in its Annual Report on Form 10-K for the year ended December 31, 2022. Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to SEC rules and regulations dealing with interim financial statements.

Management believes the accompanying condensed consolidated financial statements reflect all adjustments of a normal recurring nature necessary for a fair presentation of periods presented. The consolidated operating results for the three months ended March 31, 2023 are not necessarily indicative of the results that may be expected for the year ending December 31, 2023, or for any other future annual or interim period.

Principles of Consolidation

The accompanying condensed consolidated financial statements include the accounts of the Company and all significant intercompany transactions and balances have been eliminated.

The Company periodically evaluates entities for consolidation either through ownership of a majority voting interest, or through means other than voting interest, in accordance with the Variable Interest Entity (“VIE”) accounting model. This evaluation includes a qualitative review of the design of the entity, its organizational structure, including decision making ability and financial agreements, as well as a quantitative review. The Company consolidates a VIE when it has a variable interest that provides it with a controlling financial interest in the VIE, referred to as the primary beneficiary of the VIE. See Note 13 “Variable Interest Entities.”

As the sole managing manager of P3 LLC, P3 has the right to direct the most significant activities of P3 LLC and the obligation to absorb losses and receive benefits. The rights of the non-managing members of P3 LLC are limited and protective in nature and do not give substantive participation rights over the sole managing member. Accordingly, P3 identifies itself as the primary beneficiary of P3 LLC and began consolidating P3 LLC as of the Closing Date resulting in a non-controlling interest related to the Common Units held by members other than P3. Additionally, as more fully described in Note 13 “Variable Interest Entities,” P3 LLC is the primary beneficiary of the following physician practices (collectively, the “Network”):

●	Kahan, Wakefield, Abdou, PLLC
●	Bacchus, Wakefield, Kahan, PC
●	P3 Health Partners Professional Services P.C.
●	P3 Medical Group, P.C.
●	P3 Health Partners California, P.C. (f/k/a Omni IPA Medical Group, Inc.)

Comprehensive Loss

Comprehensive loss includes net loss to common stockholders as well as other changes in equity that result from transactions and economic events other than those with stockholders. There was no difference between comprehensive loss and net loss to common stockholders for the periods presented.

Use of Estimates

The preparation of these condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. On an ongoing basis, the Company evaluates its estimates, including, but not limited to, those related to allowance for credit losses, revenue recognition, the liability for unpaid claims, equity-based compensation, premium deficiency reserves (“PDR”), fair value and impairment recognition of long-lived and indefinite-lived assets (including intangibles), fair value of liability classified instruments, and judgments related to deferred income taxes. The Company bases its estimates on the best information available at the time, its experiences, and various other assumptions believed to be reasonable under the circumstances. Actual results could differ from those estimates.

Significant Accounting Policies

A description of the Company’s significant accounting policies is included in the audited consolidated financial statements within Annual Report on Form 10-K for the year ended December 31, 2022. No other changes to significant accounting policies have occurred since December 31, 2022, with the exception of those detailed below.

Revenue Recognition

The Company categorizes revenue based on various factors such as the nature of contracts as follows:

	Three Months		Three Months
	Ended		Ended
Revenue Type	March 31, 2023	% of Total	March 31, 2022	% of Total

	(dollars in thousands)
Capitated revenue	$298,704	98.9%	$269,685	98.6%
Other patient service revenue:
Clinic fees and insurance	1,480	0.5%	1,882	0.7%
Care coordination / management fees	1,850	0.6%	1,921	0.7%
Incentive fees	43	0.0%	56	0.0%
Total other patient service revenue	3,373	1.1%	3,859	1.4%
Total revenue	$302,077	100.0%	$273,544	100.0%

During the three months ended March 31, 2023 and 2022, four health plan customers each accounted for 10% or more of total revenue and collectively comprised 61% and 68%, respectively, of the Company’s total revenue. Three health plan customers accounted for 10% or more of total health plan receivable as of March 31, 2023 and December 31, 2022.